Leases	12 Months Ended
Jun. 30, 2024
Leases [Abstract]
Leases
(11)	Leases

The Group’s lease for office space include only fixed rental payments with no variable lease payment terms. As of June 30, 2023 and 2024, there were no leases that have not yet commenced.

The following represents the aggregate ROU assets and related lease liabilities as of June 30, 2023 and 2024:

	As of June 30,
	2023	2024
	RMB	RMB
Operating lease ROU assets	13,607	122,239
Current operating lease liability	4,793	54,233
Non-current operating lease liability	9,673	62,954
Total operating lease liabilities	14,466	117,187

The weighted average lease term and discount rate as of June 30, 2023 and 2024 were as follows:

	As of June 30,
	2023	2024
Weighted average lease term in years:
Operating leases	3.25	2.74
Weighted average discount rate:
Operating leases	4.75%	3.72%

The components of lease expenses for the years ended June 30, 2023 and 2024 were as follows:

	As of June 30,
	2023	2024
	RMB	RMB
Operating lease expense	8,107	39,006
Short term lease expense	2,403	2,421
Total	10,510	41,427

Supplemental cash flow information related to leases for the years ended June 30, 2023 and 2024 were as follows:

	As of June 30,
	2023	2024
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	7,059	37,415
Supplemental noncash information:
Right-of-use assets obtained in exchange for lease obligations net of decrease in right-of-use assets for early determinations	(8,008)	9,666

The following table provides maturities of lease liabilities at June 30, 2024:

Minimum Lease Payment
RMB
Year ending June 30:
2025	57,681
2026	40,243
2027	16,478
2028	5,087
2029	2,190
Thereafter	1,593
Total remaining undiscounted lease payments	123,272
Less: Interest	6,085
Total present value of lease liabilities	117,187
Less: Current operating lease liability	54,233
Non-current operating lease liability	62,954